Share based payment reserve (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of share based payment reserve
Date	S$	US$	Share price	Number of shares
As at July 1, 2024				-
Entitlement
March 19, 2025	25,000	18,755	4.04	4,642
April 19, 2025	25,000	19,064	4.45	4,284
May 19, 2025	25,000	19,321	2.37	8,152
June 19, 2025	25,000	19,465	2.67	7,290
Total entitlement	100,000	76,605		24,368
As at June 30, 2025				24,368